SHARE OPTION PLANS - Phantom Stock Plans (Details)	1 Months Ended					12 Months Ended
	Feb. 28, 2021	Feb. 28, 2021 USD ($)	Feb. 28, 2021 $ / shares	Feb. 28, 2021 shares	Feb. 28, 2021	Jun. 30, 2021 USD ($) EquityInstruments Y $ / shares shares	Jun. 30, 2020 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares
Phantom Stock Plans [Abstract]
Granted (in shares) | EquityInstruments						525,143
Estimated fair value of common shares (in dollars per share) | $ / shares						$ 19.52
Expected term | Y						6
Volatility						31.80%
Risk-free rate						1.20%
Options outstanding and exercisable [Abstract]
Share-based payments						$ 4,521,000	$ 359,000	$ 4,087,000
Intrinsic value of stock options						0
Liability under stock option						514,000	$ 411,000
Phantom Stock Plan [Member]
Phantom Stock Plans [Abstract]
Minimum allowed payment due to a grantee						$ 10,000,000
Maximum term for payment due to grantee						3 years
Minimum installment payment due to grantee						$ 10,000,000
Maximum residual amount allowed due to grantee						$ 10,000,000
Granted (in shares)		167,935	20.86
Options, vested (in shares) | shares				5,335
Options vested percentage					25.00%
Option, vesting term	36 months
Weighted average exercise price of options granted (in dollars per share) | $ / shares						$ 20.86
Estimated fair value of common shares (in dollars per share) | $ / shares						19.52
Weighted average exercise prices [Abstract]
Option outstanding as beginning of the period (in dollars per share) | $ / shares						6.81	$ 6.81
Options granted during the period (in dollars per share) | $ / shares						20.86
Options exercised during the period (in dollars per share) | $ / shares						6.81
Options outstanding as of end of the period (in dollars per share) | $ / shares						18.01	6.81	$ 6.81
Options exercisable as of end of the period (in dollars per share) | $ / shares						$ 12.90	$ 6.81
Number of Options [Abstract]
Options outstanding as of beginning of the period (in shares)						54,575	54,575
Options granted during the period (in shares)						167,935
Options exercised during the period (in shares)						(11,770)
Options outstanding as of end of the period (in shares)						210,740	54,575	54,575
Options exercisable as of end of the period (in shares)						95,660	45,684
Options outstanding and exercisable [Abstract]
Options outstanding, number (in shares)						210,740	54,575	54,575
Options outstanding, weighted average exercise price (in dollars per share) | $ / shares						$ 18.01	$ 6.81	$ 6.81
Options exercisable, number (in shares)						95,660	45,684
Options exercisable, weighted average exercise price (in dollars per share) | $ / shares						$ 12.90	$ 6.81
Weighted average fair value of options (in dollars per share) | $ / shares						$ 13.84	$ 6.81
Share-based payments						$ 851,000	$ (31,000)	$ (300,000)
Unrecognized compensation expense						$ 400,000
Period for recognition of compensation expense						32 months
Reversed expenses in connection to forfeiture for vesting conditions not being met						$ 900,000
Phantom Stock Plan [Member] | Non Current Liabilities
Options outstanding and exercisable [Abstract]
Liability under stock option						500,000
Phantom Stock Plan [Member] | Trade Payables
Options outstanding and exercisable [Abstract]
Liability under stock option						$ 600,000
Phantom Stock Plan [Member] | Bottom of Range [Member]
Phantom Stock Plans [Abstract]
Expected term						1.65
Volatility						32.23%
Risk-free rate						0.25%
Fair value of share options granted (in dollars per share) | $ / shares						$ 5.53
Phantom Stock Plan [Member] | Top of Range [Member]
Phantom Stock Plans [Abstract]
Expected term						5.66
Volatility						44.29%
Risk-free rate						1.04%
Fair value of share options granted (in dollars per share) | $ / shares						$ 12.82
Ibex Global Solutions Philippines Inc [Member]
Options outstanding and exercisable [Abstract]
Number Of Options Available For Issuance | shares						400,000
Ibex Global Jamaica Limited [Member]
Options outstanding and exercisable [Abstract]
Number Of Options Available For Issuance | shares						200,000